Document and Entity Information	6 Months Ended
	Jun. 30, 2011	Aug. 12, 2011
Document And Entity Information
Entity Registrant Name	Omagine, Inc.
Entity Central Index Key	0000820600
Document Type	S-1
Document Period End Date	Jun 30, 2011
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		12,715,262
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2011
Amendment Description	PRELIMINARY PROSPECTUS, SUBJECT TO COMPLETION, DATED AUGUST 17, 2011

CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash	$ 120,698	$ 148,217
Prepaid expenses and other current assets	650	150
Total Current Assets	121,348	148,367
PROPERTY AND EQUIPMENT:
Office and computer equipment	132,570	132,570
General plant	17,800	17,800
Furniture and fixtures	15,951	15,951
Leasehold improvements	866	866
[PropertyPlantAndEquipmentGross]	167,187	167,187
Less Accumulated depreciation and amortization	(162,860)	(160,990)
[PropertyPlantAndEquipmentNet]	4,327	6,197
Other assets	13,161	13,361
TOTAL ASSETS:	138,836	167,925
CURRENT LIABILITIES:
Convertible notes payable and accrued interest	622,209	596,888
Accounts payable	422,484	403,095
Accrued officers payroll	572,300	457,299
Due officers and directors	7,730	8,205
Accrued expenses and other current liabilities	61,010	50,483
Amounts received from Omagine LLC noncontrolling parties to be satisfied through future issuance of Omagine LLC noncontrolling common stock	58,500
Total Current Liabilities	1,744,233	1,515,970
Long Term Liabilities
TOTAL LIABILITIES:	1,744,233	1,515,970
STOCKHOLDERS' DEFICIENCY:
Preferred stock: $0.001 par value, Authorized: 850,000 shares, Issued and outstanding: - none
Common stock: $0.001 par value, Authorized: 50,000,000 shares, Issued and outstanding:12,697,935 shares in 2011, 12,107,646 shares in 2010	12,698	12,108
Capital in excess of par value	19,608,178	18,913,269
Accumulated deficit	(21,226,273)	(20,273,422)
Total Stockholders' Deficiency	(1,605,397)	(1,348,045)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIENCY	$ 138,836	$ 167,925

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Preferred stock: par value	$ 0.001	$ 0.001
Preferred stock: authorized shares	850,000	850,000
Preferred stock: Issued shares	0	0
Preferred stock: Outstanding shares	0	0
Common stock: par value	$ 0.001	$ 0.001
Common stock: Authorized shares	50,000,000	50,000,000
Common stock: Issued shares	12,697,935	12,107,646
Common stock: Outstanding shares	12,697,935	12,107,646

CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
REVENUE:
Revenue
EXPENSES:
Officers and directors compensation (including stock-based compensation of $18,433, $22,818, $109,366 and $118,136, respectively)	104,433	95,318	267,866	263,136
Professional fees	12,765	83,332	55,155	115,230
Consulting fees	8,766	881	40,016	15,326
Commitment fees incurred in connection with the New SEDA (satisfied through issuance of common stock)	300,000		300,000
Travel	38,504	16,232	53,990	24,584
Occupancy	50,790	31,601	83,208	64,820
Other general and administrative	77,891	66,473	125,229	116,893
Total Costs and Expenses	593,149	293,837	925,464	599,989
OPERATING LOSS	(593,149)	(293,837)	(925,464)	(599,989)
Interest income
Interest expense	(14,060)	(7,835)	(27,387)	(15,636)
NET LOSS	$ (607,209)	$ (301,672)	$ (952,851)	$ (615,625)
LOSS PER SHARE - BASIC AND DILUTED	$ (0.05)	$ (0.03)	$ (0.08)	$ (0.05)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING -
BASIC AND DILUTED	12,571,175	11,671,326	12,407,690	11,221,023

CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Income Statement [Abstract]
Stock-based compensation	$ 18,433	$ 22,818	$ 109,366	$ 118,136

CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIENCY (Unaudited) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2011
Balances, beginning, shares		12,107,646
Issuance of Common Stock in satisfaction of theNew SEDA Commitment Fees		$ 300,000
Net Loss	(607,209)	(952,851)
Balances, ending, shares	12,697,935	12,697,935
Common Stock
Balances, beginning		12,108
Balances, beginning, shares		12,107,646
Contribution of Common Stock to 401K Plan		52
Contribution of Common Stock to 401K Plan, shares		51,784
Stock option expense
Sale of Common Stock		279
Sale of Common Stock, shares		279,289
Stock grant to consultant		15
Stock grant to consultant, shares		15,000
Issuance of Common Stock in satisfaction of theNew SEDA Commitment Fees		244
Issuance of Common Stock in satisfaction of the New SEDA Commitment Fees, shares		244,216
Net Loss
Balances, ending	12,698	12,698
Balances, ending, shares	12,697,935	12,697,935
Capital in Excess of Par Value
Balances, beginning		18,913,269
Contribution of Common Stock to 401K Plan		72,448
Stock option expense		46,249
Sale of Common Stock		269,721
Stock grant to consultant		6,735
Issuance of Common Stock in satisfaction of theNew SEDA Commitment Fees		299,756
Net Loss
Balances, ending	19,608,178	19,608,178
Accumulated Deficit
Balances, beginning		(20,273,422)
Contribution of Common Stock to 401K Plan
Stock option expense
Sale of Common Stock
Stock grant to consultant
Issuance of Common Stock in satisfaction of theNew SEDA Commitment Fees
Net Loss		(952,851)
Balances, ending	$ (21,226,273)	$ (21,226,273)

CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (952,851)	$ (615,625)
Depreciation and amortization	1,870	1,895
Stock based compensation related to stock options	46,249	55,020
Issuance of Common Stock for 401K Plan contribution	72,500	72,500
Issuance of Common Stock for stockholder investor relations		47,500
Issuance of stock grant to consultant	6,750
Issuance of Common Stock in satisfaction of the New SEDA commitment fees	300,000
Changes in operating assets and liabilities:
Prepaid expenses, other current assets and other assets	(300)	(755)
Accounts payable	19,389	34,343
Accrued expenses and other current liabilities	10,527	11,093
Accrued officers' payroll	115,001	120,000
Accrued Interest on convertible notes payable	25,321	12,924
Net cash flows used by operating activities	(355,544)	(261,105)
CASH FLOWS FROM FINANCING ACTIVITIES:
Loans from officers and directors	(475)	(2,495)
Proceeds from sales of Common Stock	270,000	250,000
Proceeds from Omagine LLC noncontrolling parties to be satisfied through future issuance of Omagine LLC noncontrolling common stock	58,500
Net cash flows provided by financing activities	328,025	247,505
NET CHANGE IN CASH	(27,519)	(13,600)
CASH BEGINNING OF PERIOD	148,217	155,821
CASH END OF PERIOD	120,698	142,221
Income taxes paid	1,289	910
Interest paid

BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
BASIS OF PRESENTATION

NOTE 1 - BASIS OF PRESENTATION

The consolidated balance sheet for Omagine, Inc. and subsidiaries (the “Company”) at the end of the preceding fiscal year has been derived from the audited balance sheet and notes thereto contained in the Company's annual report on Form 10-K for its fiscal year ended December 31, 2010 and is presented herein for comparative purposes. All other financial statements are unaudited. In the opinion of management, all adjustments, which include only normal recurring adjustments necessary to present fairly the financial position, results of operations and cash flows for all periods presented, have been made.

The results of operations for the interim periods presented herein are not necessarily indicative of operating results for the respective full years. As of the date of this report Omagine, Inc. (“Omagine”) has two wholly-owned subsidiaries, Journey of Light, Inc. (“JOL”) and Omagine LLC (“LLC”). The Company conducts all of its operations through its subsidiaries. All inter-company transactions have been eliminated in the consolidated financial statements. (See: Principles of Consolidation below in this Note 1).

Certain footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States have been omitted in accordance with the published rules and regulations of the Securities and Exchange Commission. These financial statements should be read in conjunction with the financial statements and notes thereto included in the Company's annual report on Form 10-K for the fiscal year ended December 31, 2010.

Earnings (Loss) Per Share – Basic earnings (loss) per share is based upon the weighted-average number of common shares outstanding during the respective period. Diluted earnings (loss) per share is based upon the weighted-average number of common shares and dilutive securities (such as stock options and convertible securities) outstanding during the respective period and dilutive securities having an anti-dilutive effect on diluted earnings (loss) per share are excluded from such calculation.

For the six months ended June 30, 2011 and 2010, the shares of common stock (“Common Stock”) underlying the following dilutive securities were excluded from the calculation of diluted shares outstanding as the effect of their inclusion would be anti-dilutive:

	Shares Issuable
	Six Months Ended June 30,
	2011	2010
Convertible Notes	277,389	136,008
Stock Options	442,000	374,000
Total shares of Common Stock	719,389	510,008

Principles of Consolidation – The consolidated financial statements included in this report include the accounts of Omagine and its subsidiaries, JOL and LLC. All intercompany transactions have been eliminated in consolidation. As of the date of this report LLC is owned 100% by Omagine. In May 2011, Omagine and three new investors entered into a shareholders agreement (the “Shareholder Agreement”) pursuant to which Omagine’s 100% ownership of LLC will be reduced to 60%. The aforementioned new ownership interests memorialized by the Shareholder Agreement do not become legally effective until such ownership interests are registered with the Ministry of Commerce and Industry in Oman (the “Registration”). The Registration is expected to occur subsequent to the date hereof. Until the Registration occurs, the Company’s consolidated financial statements will reflect Omagine’s 100% ownership of LLC. From and after the date that the Registration occurs, the Company’s consolidated financial statements will reflect Omagine’s 60% ownership of LLC.

GOING CONCERN AND LIQUIDITY	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
GOING CONCERN AND LIQUIDITY

NOTE 2 - GOING CONCERN AND LIQUIDITY

At June 30, 2011, the negative working capital of the Company was  $1,622,885. Further, the Company incurred net losses of  $952,851 and  $1,277,001 for the six months ended June 30, 2011 and for the year ended December 31, 2010, respectively. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The continued existence of the Company is dependent upon its ability to execute its business plan and attain profitable operations or obtain additional financing.

CONVERTIBLE NOTES PAYABLE AND ACCRUED INTEREST	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
CONVERTIBLE NOTES PAYABLE AND ACCRUED INTEREST

NOTE 3 – CONVERTIBLE NOTES PAYABLE AND ACCRUED INTEREST

Convertible notes payable and accrued interest thereon consist of:

	June 30,	December 31,
	2011	2010

Due to the president of the Company, interest at 8%, due on demand, convertible into common stock at a conversion price of $2.00 per share:

Principal	$192,054	$192,054
Accrued interest	43,904	36,285

Due to the secretary of the Company, interest at 8%, due on demand, convertible into common stock at a conversion price of $2.00 per share:

Principal	39,961	39,961
Accrued interest	9.135	7,550

Due to a director of the Company, interest at 10%, due on September 16, 2011 ( $100,000) and November 4, 2011 ( $50,000), convertible into common stock at a conversion price of $2.50 per share:

Principal	150,000	150,000
Accrued interest	11,124	3,685

Due to investors, interest at 15%, due on demand, convertible into common stock at a conversion price of $2.50 per share:

Principal	50,000	50,000
Accrued interest	17,394	13,675

Due to investors, interest at 10%, due from July 27, 2011 to October 19, 2011, convertible into common stock at a conversion price of $2.50 per share:

Principal	100,000	100,000
Accrued interest	8,637	3,678

Totals	$622,209	$596,888

COMMON STOCK	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
COMMON STOCK

NOTE 4 – COMMON STOCK

In March 2010, the Company issued and contributed a total of 289,996 shares of Common Stock to all eligible employees of the Omagine, Inc. 401(k) Plan.

From January 2010 to June 2010, the Company issued a total of 618,697 shares of Common Stock for proceeds of  $250,000 under the Standby Equity Distribution Agreement with YA Global Investments L.P. (See Note 6).

In June of 2010, the Company issued 118,750 shares of Common Stock in payment of  $47,500 in stockholder relations consulting fees.

In January 2011, the Company issued and contributed a total of 51,784 shares of Common Stock to all eligible employees of the Omagine, Inc. 401(k) Plan.

From January 2011 to June 2011 the Company issued a total of 193,442 shares of Common Stock for proceeds of  $165,000 under the Standby Equity Distribution Agreement with YA Global Investments L.P. (See Note 6).

In February, March and June 2011, the Company sold to accredited investors a total 85,847 shares of Common Stock for proceeds of  $105,000.

On March 4, 2011, the Company issued 15,000 shares of Common Stock to a consultant for services rendered.

In May and June 2011, the Company issued a total of 244,216 shares of Common Stock to YA Global Master SPV Ltd in satisfaction of  $300,000 commitment fees due in connection with the New SEDA (see Note 6).

STOCK OPTIONS	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
STOCK OPTIONS

NOTE 5 – STOCK OPTIONS

The following is a summary of stock option activity for the six months ended June 30, 2011:

Outstanding at January 1, 2011	528,000
Granted and Issued	6,000
Exercised	-
Forfeited/expired/cancelled	-
Outstanding at June 30, 2011	534,000
Exercisable at June 30, 2011	442,000

Stock options outstanding at June 30, 2011 (all non-qualified) consist of:

Year	Number	Number	Exercise	Expiration
Granted	Outstanding	Exercisable	Price	Date
2001	150,000	150,000	$1.25	August 31, 2011
2005	40,000	40,000	$4.10	December 31, 2011
2007	160,000	160,000	$1.25	March 31, 2017
2007	12,000	12,000	$4.50	October 29, 2012
2008	6,000	6,000	$4.00	December 31, 2012
2008(A)	150,000	60,000	$2.60	September 23, 2018
2008(B)	6,000	4,000	$2.60	September 23, 2013
2010	4,000	4,000	$0.51	June 30, 2015
2011	6,000	6,000	$0.85	May 16, 2016
Totals	534,000	442,000

(A)	The 90,000 unvested options relating to the 2008 grant are scheduled to vest 30,000 on each September 24, 2011, 2012 and 2013.

(B)	The 2,000 unvested options relating to the 2008 grant are scheduled to vest on September 24, 2011.

As of June 30, 2011, there was  $174,762 of total unrecognized compensation cost relating to unexpired stock options. That cost is expected to be recognized  $46,249 in 2011,  $75,447 in 2012 and  $53,066 in 2013.

COMMITMENTS	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
COMMITMENTS

NOTE 6 – COMMITMENTS

Leases

The Company leases its executive office in New York, New York under a ten-year lease entered into in February 2003. The Company also rents warehouse space in Jersey City, New Jersey under a month-to-month lease. The Company also leases office space in Muscat, Oman under a lease expiring December 31, 2011. Rent expense for the six months ended June 30, 2011 and 2010 was  $83,208 and  $64,820, respectively.

At June 30, 2011, the future minimum lease payments under non-cancelable operating leases are as follows:

2011	$28,400
2012	56,800
2013	9,466
Total	$94,666

Employment Agreements

Pursuant to an employment agreement dated September 1, 2001, Omagine was obligated to pay its President and Chief Executive Officer an annual base salary of  $125,000 through December 31, 2010 plus an additional amount based on a combination of net sales and earnings before taxes. The Company’s Compensation Committee expects to decide terms of a new employment agreement in the third quarter of 2011. For the six months ended June 30, 2011, the Company has continued to accrue salaries payable to the President on the basis of an annual salary of  $125,000.

Omagine had been obligated to employ its Vice-President and Secretary under an employment agreement which was cancelled. Provided the Company is successful in signing the Development Agreement with the Government of Oman for the Omagine Project, the Company intends to enter into a new employment agreement with this individual.

Equity Financing Agreement

On December 22, 2008, Omagine entered into a Standby Equity Distribution Agreement (the “SEDA”) with YA Global Investments, L.P. (“YA”). The SEDA expired on April 30, 2011. Pursuant to the terms of the SEDA, Omagine could, at its sole option and upon giving written notice to YA (a “Purchase Notice”), sell shares of its Common Stock (the “Shares”) to YA at a per Share “Purchase Price” equal to 95% of the lowest daily volume weighted average price for a share of Omagine’s Common Stock as quoted by Bloomberg, L.P. during the five (5) consecutive trading days following such Purchase Notice (the “Pricing Period”). During the term of the SEDA, Omagine was not obligated to sell any Shares to YA but could, in its sole discretion, sell that number of Shares valued at the Purchase Price from time to time in effect that equaled up to  $5,000,000 in the aggregate. YA was obligated to purchase such Shares from Omagine subject to certain conditions including (i) Omagine filing a registration statement with the Securities and Exchange Commission (the “SEC”) to register the Shares (“Registration Statement”), (ii) the SEC declaring such Registration Statement effective, (iii) periodic sales of Shares to YA had to be separated by a time period equal to the Pricing Period, and (iv) the amount of any such individual periodic sale of Shares could not exceed  $200,000. All sales of Shares pursuant to the SEDA were made at the sole discretion of the Company. The Registration Statement filed by the Company with the SEC was declared effective by the SEC as of May 1, 2009 and its effective status expired on April 30, 2010. The Company filed a new Registration Statement with the SEC to continue to make sales available to it pursuant to the SEDA and the SEC declared such new Registration Statement to be effective as of June 7, 2010. The SEDA expired on April 30, 2011.

On May 4, 2011, Omagine executed a new two year SEDA (the “New SEDA”) with YA Global Master SPV Ltd. (“YA Ltd”) on substantially the same terms and conditions as the SEDA executed between YA and Omagine in December 2008. Pursuant to the New SEDA, Omagine issued one hundred seventy six thousand four hundred seventy one (176,471) restricted shares of Common Stock to YA Ltd in satisfaction of a  $150,000 commitment fee due to YA Ltd pursuant to the New SEDA. On June 21, 2011, Omagine and YA Ltd amended the New SEDA to increase the commitment amount under the New SEDA from  $5 million to  $10 million and to pay YA Ltd an additional  $150,000 commitment fee. In June 2011 Omagine issued sixty seven thousand seven hundred forty five (67,745) restricted shares of its Common Stock to YA Ltd in satisfaction of the additional commitment fee of  $150,000.

Omagine Project

The Company’s proposed Omagine Project is planned to be developed on one million square meters (equal to approximately 245 acres) of beachfront land facing the Gulf of Oman (the “Omagine Site”) just west of the capital city of Muscat and nearby Muscat International Airport. The Company is awaiting the conclusion of the documentary process with respect to the Omagine Project and the signing of a Development Agreement with the Government of Oman.

The Omagine Project contemplates the integration of cultural, heritage, educational, entertainment and residential components, including a theme park and associated exhibition buildings, shopping and retail establishments, restaurants and several million square feet of residential development.

Omagine LLC Shareholder Agreement

In May 2011, Omagine, Inc. and three new investors entered into a Shareholders Agreement relating to Omagine LLC. Pursuant to the agreement, Omagine, Inc. made an Omani Rial (OMR) 7500 (approximately  $19,500) capital contribution to Omagine LLC on June 9, 2011 and agreed to make an additional capital contribution to Omagine LLC of OMR 210,000 (approximately  $546,000) after execution of the Development Agreement between the Government of Oman and Omagine LLC and before the Financing Agreement date.  In exchange for 40% share ownership of Omagine LLC, the other three investors agreed to make capital contributions to Omagine LLC totaling OMR 60,000 (approximately  $156,000) prior to the Development Agreement execution date (of which OMR 22,500, or approximately  $58,500, was received at June 30, 2011) and agreed to make additional capital contributions to Omagine LLC totaling OMR 26,628,125 (approximately  $69,233,125) at the Financing Agreement date.

SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
SUBSEQUENT EVENTS	NOTE 7 – SUBSEQUENT EVENTS In July and August 2011, the Company sold and issued 17,327 shares of its Common Stock to three accredited investors for proceeds of $55,000.